UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 19.3%
Consumer Discretionary 1.2%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	104,531
Comcast Corp.:
5.7%, 5/15/2018	125,000	131,421
5.85%, 11/15/2015	50,000	54,770
6.4%, 5/15/2038	75,000	79,083
6.45%, 3/15/2037	170,000	180,011
6.95%, 8/15/2037	150,000	167,424
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	111,552
DirecTV Holdings LLC:
144A, 5.875%, 10/1/2019	100,000	99,375
6.375%, 6/15/2015	40,000	40,500

Home Depot, Inc., 5.4%, 3/1/2016	300,000	313,646
Lowe's Companies, Inc., 5.0%, 10/15/2015 (a)	125,000	135,570
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	196,190
Series I, 6.3%, 10/15/2037	75,000	87,843
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	51,164
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	117,473
News America, Inc.:
6.4%, 12/15/2035	50,000	50,439
6.65%, 11/15/2037	100,000	104,170
6.9%, 3/1/2019	100,000	111,588
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	155,468
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	23,970
Target Corp.:
5.375%, 5/1/2017	200,000	214,976
5.875%, 3/1/2012	100,000	109,099
7.0%, 1/15/2038	75,000	87,778
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	108,094
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	474,456
6.75%, 6/15/2039	125,000	135,180
Time Warner, Inc.:
5.875%, 11/15/2016	50,000	53,021
6.625%, 5/15/2029	10,000	10,261
6.75%, 4/15/2011	150,000	160,315
6.95%, 1/15/2028	30,000	31,629
7.7%, 5/1/2032	25,000	28,270
VF Corp., 6.45%, 11/1/2037	20,000	22,360
Viacom, Inc.:
6.25%, 4/30/2016	25,000	26,964
6.875%, 4/30/2036	100,000	105,640
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	55,104
6.2%, 6/20/2014	75,000	85,320
Series B, 6.375%, 3/1/2012	25,000	27,451
Whirlpool Corp., 5.5%, 3/1/2013	100,000	101,407
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	53,720

		4,207,233
Consumer Staples 1.5%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	152,744
9.7%, 11/10/2018	100,000	124,206
10.2%, 2/6/2039	100,000	138,808
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	103,417
5.5%, 1/15/2018	25,000	25,565
5.95%, 1/15/2033	50,000	51,140
Bottling Group LLC:
5.0%, 11/15/2013	50,000	54,202
5.5%, 4/1/2016	50,000	54,635
Coca-Cola Co.:
4.875%, 3/15/2019	150,000	158,302
5.75%, 3/15/2011	25,000	26,620
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	60,286
7.375%, 3/3/2014	100,000	117,405

8.5%, 2/1/2022	75,000	100,915
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	58,918
7.125%, 10/1/2026	100,000	114,195
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	136,666
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	107,051
6.25%, 6/1/2027	100,000	106,293
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	26,660
5.75%, 10/23/2017	200,000	219,516
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	100,000	113,678
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	19,998
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	50,099
General Mills, Inc.:
5.2%, 3/17/2015	25,000	27,029
5.65%, 9/10/2012	25,000	27,284
5.7%, 2/15/2017	50,000	54,403
6.0%, 2/15/2012	48,000	52,152
Kellogg Co.:
5.125%, 12/3/2012	50,000	54,275
Series B, 6.6%, 4/1/2011	50,000	53,587
Series B, 7.45%, 4/1/2031	50,000	64,532
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,776
6.625%, 8/1/2037	50,000	61,696
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	53,199
6.125%, 2/1/2018	250,000	264,920
6.25%, 6/1/2012	40,000	43,498
6.5%, 8/11/2017	100,000	108,175
Kroger Co.:
5.5%, 2/1/2013	75,000	79,946
8.0%, 9/15/2029	50,000	64,019
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	30,984
PepsiCo, Inc.:
4.65%, 2/15/2013	100,000	107,670
5.0%, 6/1/2018 (a)	100,000	107,047
Philip Morris International, Inc.:
5.65%, 5/16/2018	150,000	159,662
6.375%, 5/16/2038	25,000	28,771

Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	209,024
4.85%, 12/15/2015	150,000	165,615
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	80,252
Safeway, Inc.:
5.0%, 8/15/2019 (a)	100,000	102,259
6.5%, 3/1/2011	80,000	85,034
Sara Lee Corp., 3.875%, 6/15/2013	100,000	101,782
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,380
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	50,000	53,284
5.25%, 9/1/2035	300,000	300,407
5.875%, 4/5/2027	50,000	54,027
6.2%, 4/15/2038	100,000	113,805

Walgreen Co., 5.25%, 1/15/2019	150,000	163,071

		5,099,884
Energy 1.3%
Alabama Power Co., 5.7%, 2/15/2033 (a)	50,000	53,715
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	57,347
7.65%, 9/15/2010	10,000	10,599
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	105,956
Apache Corp., 6.0%, 1/15/2037	100,000	111,269
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	52,277
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	60,084
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,786
5.7%, 5/15/2017	100,000	106,272
6.25%, 3/15/2038	25,000	26,633
Conoco Funding Co., 6.35%, 10/15/2011	100,000	109,580
Conoco, Inc., 6.95%, 4/15/2029	150,000	176,034
ConocoPhillips, 6.5%, 2/1/2039	200,000	230,549
ConocoPhillips Canada Funding Co. I, 5.625%, 10/15/2016	100,000	109,527
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	27,050
Devon Energy Corp., 6.3%, 1/15/2019	50,000	55,164
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	154,961
EnCana Corp.:
4.75%, 10/15/2013	50,000	52,405
5.9%, 12/1/2017	50,000	53,397
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	26,024
6.625%, 10/15/2036	25,000	25,948
9.0%, 4/15/2019	125,000	150,295
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014	50,000	53,256
Series L, 6.3%, 9/15/2017	150,000	161,562
Series D, 6.875%, 3/1/2033	25,000	28,002
Halliburton Co.:
5.9%, 9/15/2018 (a)	75,000	82,312
6.7%, 9/15/2038	75,000	87,957
Hess Corp., 7.125%, 3/15/2033 (a)	25,000	27,508
Kinder Morgan Energy Partners LP:
6.75%, 3/15/2011	60,000	63,629
6.85%, 2/15/2020	125,000	136,529
6.95%, 1/15/2038	100,000	107,408
7.3%, 8/15/2033	50,000	53,542
Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	164,011
Nexen, Inc., 7.875%, 3/15/2032	50,000	55,221
ONEOK, Inc., 5.2%, 6/15/2015	50,000	51,814
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	78,198
8.625%, 3/1/2019 (a)	25,000	29,844
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	80,000	85,200
Petro-Canada:
5.95%, 5/15/2035	100,000	98,456
6.8%, 5/15/2038	50,000	53,367
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	50,387
6.5%, 5/1/2018	100,000	107,110
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	26,794
StatoilHydro ASA, 5.25%, 4/15/2019	200,000	216,201

Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	49,360
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	52,935
6.2%, 10/15/2037	50,000	54,751
6.35%, 5/15/2067	25,000	21,903
6.5%, 8/15/2018	150,000	169,154
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	54,103
Series B, 8.875%, 7/15/2012	25,000	28,823
Transocean, Inc.:
6.0%, 3/15/2018	50,000	53,412
6.8%, 3/15/2038	25,000	28,619
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	63,263
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	31,257
6.875%, 4/15/2012	50,000	53,811
7.5%, 4/15/2032	25,000	24,865
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	50,914
Williams Companies, Inc., 8.75%, 3/15/2032	50,000	57,338
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	52,986
6.25%, 4/15/2013	25,000	27,204
6.25%, 8/1/2017	100,000	107,952

		4,582,830
Financials 9.2%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	57,712
Allstate Corp., 5.35%, 6/1/2033	50,000	48,687
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	212,880
American Express Co.:
4.875%, 7/15/2013	75,000	77,282
5.25%, 9/12/2011	250,000	261,607
6.15%, 8/28/2017	175,000	183,819
8.125%, 5/20/2019	175,000	206,971
American International Group, Inc.:
4.25%, 5/15/2013	100,000	83,279
5.05%, 10/1/2015	100,000	74,104
Series G, 5.85%, 1/16/2018	50,000	36,200
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	26,568
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	32,609
Assurant, Inc., 5.625%, 2/15/2014	25,000	25,727
AvalonBay Communities, Inc., 6.125%, 11/1/2012	30,000	32,070
AXA SA, 8.6%, 12/15/2030	50,000	51,990
Bank of America Corp.:
4.75%, 8/1/2015	100,000	98,767
4.9%, 5/1/2013	100,000	102,517
5.125%, 11/15/2014 (a)	200,000	204,369
5.375%, 6/15/2014	130,000	134,347
5.625%, 10/14/2016	100,000	101,014
5.75%, 8/15/2016	100,000	98,444
5.75%, 12/1/2017	425,000	424,225
6.0%, 10/15/2036	100,000	98,551
6.25%, 4/15/2012	150,000	159,156
7.625%, 6/1/2019	100,000	112,679
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	105,895
Series G, 4.95%, 11/1/2012	25,000	27,088

5.45%, 5/15/2019	40,000	43,238
5.5%, 12/1/2017	50,000	52,307
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.4%, 6/15/2011	10,000	10,956
Bank One Corp., 7.625%, 10/15/2026	50,000	58,533
Barclays Bank PLC:
5.45%, 9/12/2012	200,000	214,923
6.75%, 5/22/2019	50,000	55,922
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	23,297
BB&T Corp., 5.2%, 12/23/2015	150,000	154,721
Bear Stearns Companies LLC:
4.5%, 10/28/2010	175,000	180,897
5.3%, 10/30/2015 (a)	150,000	158,380
5.7%, 11/15/2014	100,000	107,109
7.25%, 2/1/2018	285,000	325,482
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013	150,000	158,676
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017 (a)	150,000	162,089
5.5%, 4/1/2014	50,000	55,257
6.5%, 4/1/2019	50,000	58,010
Boeing Capital Corp., 6.1%, 3/1/2011	110,000	116,833
Boston Properties LP, 6.25%, 1/15/2013 (a)	50,000	51,911
BP Capital Markets PLC, 4.75%, 3/10/2019	150,000	157,707
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	113,104
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	51,855
Capital One Financial Corp., 7.375%, 5/23/2014	125,000	139,502
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	52,048
5.45%, 4/15/2018	100,000	103,875
6.125%, 2/17/2014	150,000	164,448
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	52,721
Charter One Bank NA, 6.375%, 5/15/2012 (a)	10,000	10,213
China Development Bank Corp., 5.0%, 10/15/2015	50,000	53,706
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,788
6.0%, 5/11/2037	75,000	82,796
Series 1, 6.5%, 5/15/2038	25,000	29,474
Citigroup, Inc.:
5.125%, 5/5/2014	100,000	98,858
5.25%, 2/27/2012	50,000	51,355
5.3%, 1/7/2016	100,000	97,293
5.5%, 4/11/2013	450,000	460,497
5.5%, 2/15/2017	100,000	93,032
5.875%, 2/22/2033	100,000	82,883
6.0%, 8/15/2017	50,000	49,313
6.0%, 10/31/2033	100,000	83,683
6.125%, 11/21/2017	175,000	173,749
6.125%, 5/15/2018	100,000	98,464
6.5%, 1/18/2011	150,000	155,544
6.5%, 8/19/2013	100,000	104,975
6.625%, 6/15/2032	75,000	68,146
7.25%, 10/1/2010	50,000	51,438
8.125%, 7/15/2039	100,000	111,939
Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	78,033
6.875%, 3/15/2012	10,000	10,796
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	101,633

Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	150,000	157,496
5.125%, 8/15/2015	25,000	26,393
5.375%, 3/2/2016 (a)	50,000	52,632
6.125%, 11/15/2011	100,000	107,949
6.5%, 1/15/2012	150,000	162,534
7.125%, 7/15/2032 (a)	50,000	59,667
Credit Suisse New York:
5.0%, 5/15/2013	200,000	211,664
6.0%, 2/15/2018	100,000	104,696
Daimler Finance NA LLC, 6.5%, 11/15/2013	75,000	80,801
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	106,030
5.875%, 8/20/2013	100,000	108,835
Devon Financing Corp., ULC, 6.875%, 9/30/2011	100,000	108,793
Diageo Finance BV, 5.5%, 4/1/2013	50,000	54,315
Dow Capital BV, 9.2%, 6/1/2010	50,000	51,485
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	107,294
ERP Operating LP, 6.625%, 3/15/2012	125,000	133,391
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,191,224
4.625%, 5/15/2014	450,000	490,368
4.875%, 2/15/2036	200,000	204,972
5.125%, 5/30/2017	50,000	55,528
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	38,455
5.45%, 1/15/2017	25,000	21,776
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	45,023
General Electric Capital Corp.:
Series A, 4.875%, 3/4/2015	475,000	489,576
Series A, 5.0%, 1/8/2016 (a)	150,000	150,542
5.45%, 1/15/2013 (a)	450,000	474,241
5.625%, 5/1/2018	500,000	497,601
Series A, 5.875%, 2/15/2012	200,000	212,955
5.875%, 1/14/2038	150,000	137,562
Series A, 6.15%, 8/7/2037	125,000	118,622
Series A, 6.75%, 3/15/2032	100,000	102,092
6.875%, 11/15/2010	50,000	52,782
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	22,415
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	27,077
6.625%, 7/15/2011	25,000	26,969
6.75%, 3/15/2032	50,000	55,783
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	47,416
5.95%, 10/15/2036	25,000	20,416
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	46,696
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	51,604
7.0%, 1/15/2039	50,000	58,399

HSBC Finance Corp.:
4.75%, 7/15/2013 (a)	50,000	50,828
5.0%, 6/30/2015 (a)	50,000	50,192
5.5%, 1/19/2016	100,000	102,229
6.375%, 10/15/2011	50,000	53,035

6.375%, 11/27/2012	50,000	53,769
7.0%, 5/15/2012	100,000	108,026
HSBC Holdings PLC:
5.25%, 12/12/2012	107,000	113,562
6.5%, 5/2/2036	200,000	216,673
Inter-American Development Bank, 3.875%, 9/17/2019	500,000	501,979
International Finance Corp.:
4.75%, 4/25/2012 (a)	50,000	53,790
5.125%, 5/2/2011	50,000	53,123
International Lease Finance Corp.:
Series R, 5.55%, 9/5/2012	100,000	81,709
Series R, 5.65%, 6/1/2014	50,000	38,377
5.875%, 5/1/2013	150,000	117,981
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	105,837
John Deere Capital Corp.:
4.9%, 9/9/2013	100,000	106,930
7.0%, 3/15/2012	100,000	111,585
JPMorgan Chase & Co.:
4.75%, 5/1/2013	100,000	105,870
5.125%, 9/15/2014	100,000	104,181
6.0%, 1/15/2018	200,000	214,665
6.125%, 6/27/2017	50,000	52,698
6.3%, 4/23/2019	100,000	109,173
6.75%, 2/1/2011	100,000	106,215
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	261,867
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	199,990
KeyBank NA, 5.45%, 3/3/2016	25,000	22,126
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	138,985
3.25%, 3/15/2013	750,000	778,382
4.125%, 10/15/2014 (a)	150,000	153,729
4.75%, 5/15/2012	400,000	431,876
7.0%, 3/1/2013	275,000	308,169
Landwirtschaftliche Rentenbank:
3.25%, 3/15/2013	250,000	258,617
5.125%, 2/1/2017	100,000	108,668
M&T Bank Corp., 5.375%, 5/24/2012	25,000	25,751
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	52,033
5.75%, 9/15/2015	50,000	52,725
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	53,861
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,128
Series C, 5.0%, 1/15/2015	125,000	126,213
Series C, 5.45%, 2/5/2013	100,000	103,692
Series C, 6.05%, 8/15/2012	200,000	213,297
6.05%, 5/16/2016	50,000	50,106
6.22%, 9/15/2026	50,000	47,395
Series C, 6.4%, 8/28/2017	50,000	50,638
6.5%, 7/15/2018	50,000	50,426
MetLife, Inc.:
5.0%, 6/15/2015	175,000	182,752
6.125%, 12/1/2011	25,000	26,869
6.4%, 12/15/2036	25,000	21,125

Morgan Stanley:
4.75%, 4/1/2014	500,000	496,310

5.3%, 3/1/2013	100,000	104,783
5.45%, 1/9/2017	100,000	100,140
Series F, 5.55%, 4/27/2017	300,000	298,862
Series F, 5.625%, 9/23/2019	100,000	98,330
Series F, 6.0%, 4/28/2015	150,000	158,845
6.6%, 4/1/2012	100,000	108,669
7.3%, 5/13/2019	125,000	137,534
National City Corp., 4.9%, 1/15/2015	100,000	101,207
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	117,576
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,582
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	70,473
5.45%, 9/15/2020	75,000	68,917
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	164,547
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	100,000	106,456
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	371,244
4.75%, 10/16/2012	100,000	107,909
OneBeacon US Holdings, Inc., 5.875%, 5/15/2013	50,000	47,769
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	57,010
PNC Funding Corp., 6.7%, 6/10/2019	100,000	110,670
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	25,758
ProLogis (REIT):
5.5%, 3/1/2013	20,000	18,977
5.75%, 4/1/2016	25,000	22,362
Protective Life Secured Trusts, Series 2004-A, 4.0%, 4/1/2011	25,000	24,832
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	101,051
Series B, 5.75%, 7/15/2033 (a)	25,000	23,029
Series D, 6.625%, 12/1/2037	50,000	51,058
7.375%, 6/15/2019	100,000	111,601
Regions Financial Corp., 6.375%, 5/15/2012	50,000	46,932
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	245,515
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	53,727
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	89,709
Shell International Finance BV, 6.375%, 12/15/2038	250,000	296,863
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	49,831
5.25%, 12/1/2016	100,000	98,570
6.125%, 5/30/2018	130,000	130,985
6.35%, 8/28/2012	100,000	106,315
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	19,901
State Street Corp., 4.3%, 5/30/2014	100,000	105,070
Svensk Exportkredit AB, Series D, 4.875%, 9/29/2011 (a)	100,000	106,409
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	50,000	46,893
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	181,172
6.375%, 11/15/2033	75,000	76,634
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	140,383
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	125,000	130,629
5.15%, 1/15/2014	100,000	104,994
5.35%, 1/15/2016	125,000	129,104
5.625%, 1/15/2017	25,000	25,186
6.0%, 5/1/2014	300,000	326,261
6.125%, 2/15/2033	50,000	53,461

6.15%, 4/1/2018	150,000	157,787
6.25%, 9/1/2017	200,000	211,519
6.6%, 1/15/2012	100,000	108,587
6.75%, 10/1/2037	400,000	412,812
6.875%, 1/15/2011	50,000	53,092
The International Bank for Reconstruction & Development:
2.0%, 4/2/2012	250,000	253,282
4.75%, 2/15/2035	25,000	25,420
5.0%, 4/1/2016	50,000	55,072
8.625%, 10/15/2016	100,000	130,810
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	169,188
6.75%, 6/20/2036	50,000	59,425
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	121,894
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	49,914
5.875%, 12/20/2017	325,000	332,694
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	166,684
US Bank NA, 6.375%, 8/1/2011	100,000	108,029
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	120,817
7.75%, 6/15/2032	100,000	120,834
Verizon Wireless Capital LLC:
144A, 5.55%, 2/1/2014	210,000	226,943
144A, 8.5%, 11/15/2018	200,000	249,726
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	76,921
5.0%, 8/15/2015	200,000	192,816
Wachovia Corp.:
4.875%, 2/15/2014	50,000	50,931
5.25%, 8/1/2014	50,000	50,778
Series G, 5.5%, 5/1/2013	325,000	347,741
5.625%, 10/15/2016 (a)	100,000	104,403
5.75%, 6/15/2017	50,000	52,824
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	101,092
4.95%, 10/16/2013	50,000	51,371
5.0%, 11/15/2014	50,000	51,357
5.125%, 9/15/2016	50,000	49,203
5.375%, 2/7/2035	150,000	145,308
Wells Fargo Bank NA:
Series AI, 4.75%, 2/9/2015	250,000	253,495
6.45%, 2/1/2011	75,000	79,001
Wells Fargo Financial, Inc., 5.5%, 8/1/2012 (a)	25,000	26,544
Western Union Co.:
5.93%, 10/1/2016	50,000	54,181
6.2%, 11/17/2036	25,000	25,096

		31,335,518
Health Care 1.1%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	272,974
6.15%, 11/30/2037	50,000	57,962
Aetna, Inc., 6.625%, 6/15/2036	50,000	51,940
Amgen, Inc.:
4.85%, 11/18/2014	25,000	27,046
5.85%, 6/1/2017	125,000	137,483

AstraZeneca PLC, 5.9%, 9/15/2017	250,000	279,722
Baxter International, Inc., 4.625%, 3/15/2015	25,000	26,796

Bristol-Myers Squibb Co.:
5.25%, 8/15/2013 (a)	50,000	54,378
5.875%, 11/15/2036	50,000	55,340
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	83,207
6.55%, 10/15/2037	25,000	29,663
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	134,950
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	146,806
Genentech, Inc., 4.75%, 7/15/2015	50,000	53,945
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	107,433
5.65%, 5/15/2018	125,000	136,937
6.375%, 5/15/2038	100,000	117,890
Johnson & Johnson:
5.55%, 8/15/2017	100,000	112,372
6.95%, 9/1/2029 (a)	50,000	62,200
McKesson Corp., 5.7%, 3/1/2017	75,000	78,479
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	84,982
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	81,254
6.5%, 3/15/2039	25,000	30,000
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	108,759
5.0%, 6/30/2019	100,000	106,684
5.85%, 6/30/2039	25,000	28,061
Pfizer, Inc., 6.2%, 3/15/2019	300,000	338,141
Pharmacia Corp., 6.6%, 12/1/2028 (a)	75,000	85,947
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	28,672
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	54,740
6.75%, 12/1/2033	25,000	30,180
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	25,976
5.0%, 8/15/2014	150,000	155,420
5.375%, 3/15/2016	50,000	50,704
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	107,031
Wyeth:
5.5%, 2/1/2014	150,000	163,816
5.5%, 2/15/2016	50,000	54,560
5.95%, 4/1/2037	150,000	165,186

		3,727,636
Industrials 1.1%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	107,073
5.7%, 3/15/2037 (a)	25,000	28,186
Archer-Daniels-Midland Co., 5.935%, 10/1/2032 (a)	75,000	79,939
Boeing Co., 5.125%, 2/15/2013	150,000	161,313
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	100,000	114,681
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	108,552
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	104,982
6.375%, 11/15/2037 (a)	50,000	59,471
Caterpillar, Inc., 7.3%, 5/1/2031	120,000	140,997

CRH America, Inc., 5.3%, 10/15/2013	100,000	103,213
CSX Corp.:
6.0%, 10/1/2036	100,000	103,127
6.15%, 5/1/2037	50,000	52,962
Danaher Corp., 5.625%, 1/15/2018	50,000	54,898
Deere & Co., 8.1%, 5/15/2030	50,000	65,981
Emerson Electric Co., 5.25%, 10/15/2018	50,000	54,262
Federal Express Corp., 9.65%, 6/15/2012	50,000	58,416
General Dynamics Corp., 5.375%, 8/15/2015	100,000	111,965
General Electric Co.:
5.0%, 2/1/2013	200,000	210,980
5.25%, 12/6/2017	100,000	102,625
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	53,996
5.3%, 3/1/2018 (a)	50,000	53,823
5.7%, 3/15/2036 (a)	50,000	54,713
5.7%, 3/15/2037	50,000	54,797
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	75,000	85,851
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,127
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	100,034
7.8%, 5/15/2027	4,000	5,003
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	54,625
Northrop Grumman Systems Corp.:
7.125%, 2/15/2011	100,000	107,178
7.75%, 2/15/2031	50,000	65,934
Raytheon Co., 7.2%, 8/15/2027	75,000	93,339
Tyco International Ltd., 6.875%, 1/15/2021	50,000	56,123
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	26,800
6.65%, 1/15/2011	50,000	52,868
7.0%, 2/1/2016	50,000	57,494
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	65,762
United Technologies Corp.:
4.875%, 5/1/2015	50,000	54,686
5.375%, 12/15/2017	100,000	109,098
6.1%, 5/15/2012	50,000	55,490
6.35%, 3/1/2011	25,000	26,601
7.125%, 11/15/2010	50,000	53,217
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	54,571
7.1%, 8/1/2026	100,000	109,317
Xerox Corp.:
5.5%, 5/15/2012	50,000	52,428
6.75%, 2/1/2017	200,000	211,684

		3,564,182
Information Technology 0.5%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	275,289
5.9%, 2/15/2039	50,000	54,124
Fiserv, Inc., 6.125%, 11/20/2012	75,000	81,288
Hewlett-Packard Co.:
4.5%, 3/1/2013	50,000	53,387
4.75%, 6/2/2014	100,000	107,327
6.5%, 7/1/2012	50,000	55,894
International Business Machines Corp.:

4.75%, 11/29/2012	100,000	108,163
5.7%, 9/14/2017	150,000	165,312
6.5%, 1/15/2028	125,000	144,332
Microsoft Corp., 5.2%, 6/1/2039	50,000	51,143
Motorola, Inc., 7.625%, 11/15/2010 (a)	8,000	8,330
Oracle Corp.:
4.95%, 4/15/2013	75,000	81,173
5.25%, 1/15/2016	100,000	108,787
6.125%, 7/8/2039	125,000	140,750
6.5%, 4/15/2038	100,000	115,913
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	102,583

		1,653,795
Materials 0.8%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	72,806
5.9%, 2/1/2027	25,000	21,260
5.95%, 2/1/2037	75,000	63,077
6.0%, 1/15/2012	25,000	26,166
ArcelorMittal:
6.125%, 6/1/2018	100,000	98,515
9.85%, 6/1/2019	75,000	88,710
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	146,342
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	106,505
7.6%, 5/15/2014	250,000	276,562
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	175,000	195,733
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	106,375
International Paper Co.:
7.5%, 8/15/2021	125,000	132,446
7.95%, 6/15/2018	100,000	108,396
Lafarge SA, 6.5%, 7/15/2016	50,000	49,969
Monsanto Co.:
5.5%, 8/15/2025	25,000	26,138
Series 1, 5.5%, 7/30/2035	50,000	51,394
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	99,956
5.875%, 4/1/2035	20,000	19,586
Nucor Corp.:
5.85%, 6/1/2018 (a)	25,000	27,377
6.4%, 12/1/2037	50,000	57,030
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	112,068
Praxair, Inc.:
3.95%, 6/1/2013	50,000	52,204
4.5%, 8/15/2019	75,000	77,348
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	102,385
4.875%, 9/15/2012	10,000	10,376
5.2%, 1/15/2014	25,000	25,948
6.125%, 12/15/2033	50,000	50,787
Vale Overseas Ltd.:
6.25%, 1/23/2017 (a)	100,000	107,059
6.875%, 11/21/2036	150,000	155,180
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	156,267

		2,623,965
Telecommunication Services 1.1%
America Movil SAB de CV:

5.75%, 1/15/2015	50,000	52,663
6.125%, 11/15/2037 (a)	100,000	101,040
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	99,277
AT&T, Inc.:
4.85%, 2/15/2014	100,000	106,370
5.1%, 9/15/2014	25,000	26,954
5.6%, 5/15/2018	200,000	210,316
5.8%, 2/15/2019 (a)	150,000	160,505
5.875%, 8/15/2012	150,000	164,172
6.8%, 5/15/2036	50,000	55,645
8.0%, 11/15/2031	20,000	24,921
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	82,446
BellSouth Corp.:
5.2%, 9/15/2014	100,000	108,269
6.0%, 11/15/2034	100,000	101,307
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	50,650
9.125%, 12/15/2010	50,000	53,834
9.625%, 12/15/2030	70,000	89,675
Embarq Corp.:
7.082%, 6/1/2016	175,000	190,148
7.995%, 6/1/2036	25,000	26,120
France Telecom SA:
7.75%, 3/1/2011	75,000	81,208
8.5%, 3/1/2031	75,000	103,701
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	64,432
Motorola, Inc., 7.5%, 5/15/2025	50,000	45,527
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	108,523
Nokia Corp., 5.375%, 5/15/2019	150,000	159,659
Qwest Corp., 144A, 8.375%, 5/1/2016	150,000	155,250
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	112,226
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	108,280
6.35%, 4/1/2019	550,000	607,347
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	27,191
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	103,882
Vodafone Group PLC:
5.0%, 9/15/2015	225,000	237,769
6.15%, 2/27/2037	125,000	133,667

		3,752,974
Utilities 1.5%
Alabama Power Co., 6.125%, 5/15/2038	100,000	113,703
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	104,617
Arizona Public Service Co., 6.5%, 3/1/2012 (a)	75,000	79,814
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	26,339
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013 (a)	100,000	106,844
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	157,839
Series D, 7.88%, 11/1/2017	75,000	90,534
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	54,016
Series 106, 6.15%, 9/15/2017	100,000	110,501
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	53,129
6.2%, 6/15/2036 (a)	125,000	139,060
Series 08-B, 6.75%, 4/1/2038	50,000	59,768

Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	29,235
Detroit Edison Co., 5.7%, 10/1/2037	50,000	51,791
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	53,017
Series B, 5.95%, 6/15/2035	50,000	52,582
DTE Energy Co., 7.05%, 6/1/2011	50,000	53,194
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	81,729
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	105,404
6.45%, 4/1/2039	150,000	179,435
Emerson Electric Co., 4.75%, 10/15/2015 (a)	75,000	81,055
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	112,029
Exelon Corp., 5.625%, 6/15/2035	25,000	24,097
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	126,368
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	49,860
5.65%, 2/1/2037	50,000	54,424
Florida Power Corp., 5.65%, 6/15/2018	125,000	137,516
Hydro-Quebec:
Series JL, 6.3%, 5/11/2011	50,000	53,937
Series HY, 8.4%, 1/15/2022	100,000	132,554
KeySpan Corp., 8.0%, 11/15/2030	50,000	60,855
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	105,501
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	27,238
6.125%, 4/1/2036	50,000	53,972
6.5%, 9/15/2037	100,000	113,266
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	27,251
Northern States Power Co., 6.25%, 6/1/2036	100,000	115,859
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,784
Pacific Gas & Electric Co.:
5.625%, 11/30/2017	25,000	27,438
5.8%, 3/1/2037	100,000	108,260
6.05%, 3/1/2034	200,000	222,481
Pepco Holdings, Inc., 6.45%, 8/15/2012	100,000	107,297
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	105,132
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	38,091
7.1%, 3/1/2011	42,000	44,525
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	53,715
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	78,971
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	24,606
SCANA Corp.:
6.25%, 2/1/2012	60,000	64,082
6.875%, 5/15/2011	25,000	26,753
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	159,545
Sempra Energy, 6.0%, 2/1/2013	25,000	26,484
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	52,929
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	56,606
6.05%, 3/15/2039	50,000	57,628
6.65%, 4/1/2029 (a)	100,000	113,658
Southern California Gas Co., 5.75%, 11/15/2035 (a)	50,000	54,666
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	27,369
Southern Union Co., 8.25%, 11/15/2029	50,000	56,690
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	150,000	157,242
Union Electric Co., 6.4%, 6/15/2017	100,000	110,461

United Utilities PLC, 5.375%, 2/1/2019	30,000	29,924
Virginia Electric & Power Co.:
5.4%, 4/30/2018	200,000	214,011
8.875%, 11/15/2038	50,000	71,125
Wisconsin Energy Corp., 6.5%, 4/1/2011 (a)	50,000	53,163
Xcel Energy, Inc., 6.5%, 7/1/2036 (a)	75,000	83,742

		5,231,711

Total Corporate Bonds (Cost $62,507,703)		65,779,728
Mortgage-Backed Securities Pass-Throughs 36.9%
Federal Home Loan Mortgage Corp.:
4.0%, with various maturities from 1/1/2020 until 1/1/2039 (b)	2,637,164	2,653,688
4.291% *, 3/1/2035	86,370	89,261
4.416% *, 12/1/2033	75,477	77,524
4.5%, with various maturities from 8/1/2019 until 9/1/2039 (b)	7,859,274	8,018,646
4.545% *, 3/1/2035	23,448	24,253
4.847% *, 9/1/2035	214,011	224,089
4.869% *, 11/1/2035	89,902	93,812
4.881% *, 12/1/2034	79,203	83,408
5.0%, with various maturities from 12/1/2017 until 6/1/2036 (b)	8,638,244	8,962,800
5.127% *, 6/1/2035	109,539	115,307
5.212% *, 9/1/2035	56,221	58,318
5.242% *, 12/1/2035	229,064	236,921
5.262% *, 4/1/2037	242,562	250,393
5.385% *, 11/1/2035	138,793	146,026
5.5%, with various maturities from 11/1/2013 until 1/1/2038 (b)	10,447,763	10,977,773
5.506% *, 5/1/2037	65,127	68,584
5.513% *, 1/1/2037	73,019	77,491
5.639% *, 5/1/2037	84,832	90,028
5.649% *, 4/1/2036	64,137	68,065
5.687% *, 4/1/2037	163,818	173,852
5.831% *, 4/1/2037	81,173	85,870
5.865% *, 2/1/2038	252,654	268,129
5.886% *, 12/1/2036	73,978	78,509
5.916% *, 2/1/2037	133,975	142,181
6.0%, with various maturities from 9/1/2021 until 7/1/2038 (b)	7,055,264	7,480,196
6.098% *, 9/1/2037	294,762	312,816
6.341% *, 8/1/2036	55,727	58,824
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (b)	1,560,400	1,669,387
7.0%, with various maturities from 12/1/2024 until 12/1/2026	45,815	50,053
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,596	9,423
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2020 until 4/1/2039 (b)	4,774,646	4,786,966
4.345% *, 4/1/2034	41,133	43,211
4.347% *, 3/1/2035	190,815	197,277
4.458% *, 3/1/2035	149,266	153,130
4.5%, with various maturities from 2/1/2020 until 8/1/2039 (b)	10,392,421	10,631,005
4.65% *, 4/1/2035	175,178	182,409
4.9% *, 8/1/2036	50,959	53,576
4.941% *, 6/1/2035	186,953	193,298
4.949% *, 6/1/2035	77,079	79,740
4.95% *, 8/1/2035	167,491	176,940
5.0%, with various maturities from 5/1/2019 until 3/1/2039 (b)	13,111,796	13,646,027
5.112% *, 7/1/2035	63,094	66,575
5.16% *, 1/1/2036	155,443	162,787

5.483% *, 1/1/2036	167,808	178,087
5.5%, with various maturities from 8/1/2019 until 12/1/2038 (b)	15,782,026	16,562,816
5.508% *, 10/1/2036	84,815	89,146
5.622% *, 1/1/2037	68,871	72,773
5.731% *, 1/1/2037	70,536	74,674
5.761% *, 3/1/2037	80,624	85,448
5.806% *, 11/1/2036	144,497	152,426
5.855% *, 6/1/2036	310,363	325,858
5.901% *, 9/1/2036	97,424	103,391
6.0%, with various maturities from 12/1/2016 until 11/1/2037 (b)	9,509,129	10,067,311
6.5%, with various maturities from 1/1/2018 until 12/1/2036 (b)	3,490,718	3,739,370
7.0%, with various maturities from 6/1/2012 until 12/1/2037 (b)	1,279,540	1,394,189
7.5%, with various maturities from 1/1/2024 until 4/1/2028	23,915	26,234
8.0%, with various maturities from 12/1/2021 until 11/1/2031	43,968	48,795
8.5%, with various maturities from 12/1/2025 until 8/1/2031	16,458	18,424
Government National Mortgage Association:
4.0%, 2/1/2039 (b)	800,000	791,500
4.5%, with various maturities from 12/1/2038 until 1/1/2039 (b)	3,400,000	3,449,141
5.0%, with various maturities from 10/20/2035 until 9/20/2039 (b)	4,554,031	4,717,802
5.5%, with various maturities from 9/15/2033 until 4/20/2039	4,686,558	4,940,292
6.0%, with various maturities from 2/15/2029 until 1/20/2039	3,980,383	4,223,067
6.5%, with various maturities from 11/15/2023 until 10/20/2037	1,393,677	1,492,610
7.5%, with various maturities from 8/15/2029 until 6/15/2032	43,998	48,145
8.0%, with various maturities from 7/15/2022 until 3/15/2032	83,260	94,236
8.5%, 11/15/2029	21,190	23,931
9.0%, 1/15/2023	25,730	29,204

Total Mortgage-Backed Securities Pass-Throughs (Cost $121,825,370)		125,767,438
Asset-Backed 0.5%
Automobile Receivables 0.2%
USAA Auto Owner Trust:
"A3", Series 2009-1, 3.02%, 6/17/2013	150,000	153,723
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	158,678
"A4", Series 2007-1, 5.55%, 2/15/2013	250,000	263,929

		576,330
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	106,459
Chase Issuance Trust, "A", Series 2007-A15, 4.96%, 9/17/2012	100,000	103,980
Citibank Credit Card Issuance Trust:
"A7", Series 2005-A7, 4.75%, 10/22/2012	100,000	103,884
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	107,102
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	107,412
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	220,497

		749,334
Miscellaneous 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	108,684
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	106,177

		214,861

Total Asset-Backed (Cost $1,467,829)		1,540,525
Commercial Mortgage-Backed Securities 3.2%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	196,705
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	311,422

"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	116,437
"A4", Series 2005-1, 4.986% *, 11/10/2042	310,000	311,066
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	88,426
"A4", Series 2006-4, 5.634%, 7/10/2046	500,000	463,511
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2007-PW15, 5.331%, 2/11/2044	600,000	540,106
"A2", Series 2000-WF1, 7.78%, 2/15/2032	61,905	62,202
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.37% *, 4/15/2040	100,000	100,499
Commercial Mortgage Pass-Through Certificates, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	89,129	89,051
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.548% *, 2/15/2039	380,000	358,820
CS First Boston Mortgage Securities Corp.:
"A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	246,057
"A4", Series 2001-CP4, 6.18%, 12/15/2035	431,638	451,647
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	157,294
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	345,829
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	204,384
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	202,373
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	93,750
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	297,974
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	207,693
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	150,501
"A4", Series 2006-CB16, 5.552%, 5/12/2045	150,000	138,877
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	235,778
"A4", Series 2006-LDP7, 5.875% *, 4/15/2045	100,000	92,996
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	247,294
"A2", Series 2006-C6, 5.262%, 9/15/2039	75,000	75,692
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	462,237
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	212,626
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	549,605
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	37,886	37,960
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	193,568
"A6", Series 2005-CKI1, 5.233% *, 11/12/2037	100,000	99,194
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.42% *, 2/12/2039	200,000	182,552
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	352,808
"A5", Series 2004-IQ8, 5.11%, 6/15/2040	650,000	637,351
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	250,987
"A4", Series 2007-T27, 5.65% *, 6/11/2042	585,000	552,054
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	477,632
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	85,796	87,863
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	482,509
"A4", Series 2005-C22, 5.265% *, 12/15/2044	500,000	489,082
"A4", Series 2006-C23, 5.418% *, 1/15/2045	200,000	182,081

Total Commercial Mortgage-Backed Securities (Cost $10,846,039)		11,036,493

Government & Agency Obligations 38.0%
Other Government Related 1.2%
JPMorgan Chase & Co., FDIC Guaranteed, 1.65%, 2/23/2011	2,000,000	2,021,860
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.625%, 7/15/2011	2,000,000	2,019,936

		4,041,796
Sovereign Bonds 1.2%
Federal Republic of Brazil:
8.875%, 10/14/2019 (a)	100,000	129,750
8.875%, 4/15/2024	100,000	132,500
11.0%, 8/17/2040 (a)	655,000	880,975
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,469
Province of Ontario:
4.375%, 2/15/2013	100,000	105,940
4.5%, 2/3/2015 (a)	150,000	162,072
4.95%, 11/28/2016	25,000	27,213
Province of Quebec:
4.625%, 5/14/2018	50,000	52,111
5.125%, 11/14/2016	50,000	54,360
Series NN, 7.125%, 2/9/2024	100,000	125,702
Series PD, 7.5%, 9/15/2029	100,000	132,559
Republic of Italy:
4.5%, 1/21/2015	250,000	264,827
5.375%, 6/12/2017	100,000	109,230
5.375%, 6/15/2033	100,000	105,609
6.875%, 9/27/2023	200,000	240,333
Republic of Korea:
4.875%, 9/22/2014	50,000	52,134
5.125%, 12/7/2016 (a)	100,000	103,733
Republic of Peru:
6.55%, 3/14/2037	50,000	54,250
7.35%, 7/21/2025	115,000	134,263
8.375%, 5/3/2016	75,000	91,313
Republic of Poland, 6.375%, 7/15/2019	200,000	224,684
Republic of South Africa, 6.875%, 5/27/2019	100,000	111,500
State of Israel, 5.125%, 3/26/2019	100,000	102,764
United Mexican States:
5.625%, 1/15/2017	270,000	280,260
6.375%, 1/16/2013	350,000	383,775
Series A, 6.75%, 9/27/2034	116,000	127,600

		4,242,926
US Government Sponsored Agencies 7.8%
Federal Home Loan Bank:
1.625%, 7/27/2011	1,000,000	1,011,466
1.625%, 9/26/2012	1,000,000	997,466
1.75%, 8/22/2012 (a)	1,000,000	1,003,097
3.875%, 6/14/2013 (a)	1,000,000	1,063,916
4.5%, 11/15/2012	1,000,000	1,082,129
5.375%, 8/19/2011	1,000,000	1,080,561
Federal Home Loan Mortgage Corp.:
1.625%, 4/26/2011	1,800,000	1,822,615
2.0%, 9/28/2012	1,000,000	1,000,259
2.125%, 9/21/2012 (a)	2,700,000	2,734,414
2.5%, 4/23/2014 (a)	2,200,000	2,203,747
4.5%, 1/15/2013	500,000	541,934
5.125%, 4/18/2011 (a)	1,000,000	1,067,030
6.25%, 7/15/2032	300,000	378,426

6.75%, 9/15/2029 (a)	3,000	3,823
Federal National Mortgage Association:
1.375%, 4/28/2011	5,000,000	5,043,585
1.75%, 3/23/2011 (a)	1,000,000	1,014,924
4.875%, 5/18/2012	1,300,000	1,416,342
5.125%, 8/19/2024	1,000,000	1,020,055
6.25%, 5/15/2029 (a)	1,000,000	1,226,983
7.125%, 1/15/2030 (a)	50,000	67,476
7.25%, 5/15/2030 (a)	200,000	274,178
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	527,562

		26,581,988
US Treasury Obligations 27.8%
US Treasury Bonds:
3.5%, 2/15/2039	1,950,000	1,766,579
4.25%, 5/15/2039 (a)	600,000	620,719
4.375%, 2/15/2038 (a)	565,000	595,192
4.5%, 2/15/2036 (a)	50,000	53,703
4.5%, 5/15/2038 (a)	2,450,000	2,636,430
6.0%, 2/15/2026 (a)	385,000	477,701
6.25%, 8/15/2023 (a)	1,200,000	1,504,126
7.25%, 8/15/2022 (a)	415,000	559,796
7.625%, 11/15/2022 (a)	90,000	125,213
7.875%, 2/15/2021 (a)	300,000	418,219
8.0%, 11/15/2021 (a)	565,000	799,740
8.75%, 5/15/2020 (a)	300,000	438,469
8.75%, 8/15/2020 (a)	450,000	659,601

US Treasury Notes:
0.875%, 4/30/2011 (a)	5,000,000	5,013,670
1.125%, 6/30/2011 (a)	2,000,000	2,011,562
1.125%, 12/15/2011 (a)	3,000,000	3,003,048
1.125%, 1/15/2012 (a)	4,000,000	4,000,000
1.375%, 2/15/2012 (a)	2,000,000	2,010,468
1.375%, 4/15/2012	2,000,000	2,008,750
1.5%, 12/31/2013	1,000,000	979,141
1.75%, 11/15/2011 (a)	1,000,000	1,015,078
1.75%, 3/31/2014 (a)	3,000,000	2,951,952
1.875%, 6/15/2012 (a)	6,750,000	6,855,469
1.875%, 2/28/2014 (a)	4,000,000	3,965,312
2.25%, 5/31/2014 (a)	2,500,000	2,507,617
2.375%, 8/31/2014 (a)	3,000,000	3,011,250
2.375%, 9/30/2014	5,000,000	5,012,900
2.625%, 7/31/2014 (a)	2,250,000	2,287,618
2.625%, 2/29/2016 (a)	1,750,000	1,731,406
2.75%, 2/28/2013 (a)	500,000	519,102
2.75%, 2/15/2019 (a)	3,000,000	2,862,891
3.0%, 8/31/2016 (a)	2,000,000	2,011,876
3.125%, 9/30/2013 (a)	2,500,000	2,619,727
3.125%, 5/15/2019 (a)	4,125,000	4,058,934
3.5%, 2/15/2018 (a)	2,500,000	2,553,320
3.625%, 12/31/2012 (a)	500,000	533,281
3.75%, 11/15/2018 (a)	475,000	491,514
3.875%, 9/15/2010	1,500,000	1,549,395
4.0%, 8/15/2018 (a)	600,000	633,422
4.25%, 1/15/2011 (a)	2,700,000	2,828,461

4.25%, 9/30/2012 (a)	400,000	433,406
4.25%, 11/15/2013 (a)	2,950,000	3,221,722
4.5%, 11/15/2010	1,000,000	1,044,961
4.5%, 4/30/2012 (a)	250,000	270,860
4.5%, 11/15/2015	1,480,000	1,631,815
4.5%, 2/15/2016 (a)	660,000	728,217
4.5%, 5/15/2017	1,140,000	1,251,239
4.625%, 2/29/2012 (a)	500,000	541,445
4.625%, 2/15/2017 (a)	1,250,000	1,383,886
4.875%, 6/30/2012 (a)	1,500,000	1,645,195
4.875%, 8/15/2016 (a)	2,425,000	2,728,503

		94,563,901

Total Government & Agency Obligations (Cost $126,754,418)		129,430,611
Municipal Bonds and Notes 0.1%
California, State Build America Bonds, 7.55%, 4/1/2039	90,000	100,792
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	50,000	56,130
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	259,025
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	26,919

Total Municipal Bonds and Notes (Cost $434,072)		442,866
Preferred Securities 0.1%
Financials
Capital One Capital V, 10.25%, 8/15/2039	50,000	55,251
Goldman Sachs Capital II, 5.793%, 6/1/2012 (c)	50,000	36,000
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (c)	100,000	92,378
USB Capital IX, 6.189%, 4/15/2011 (c)	50,000	38,375
Wachovia Capital Trust III, 5.8%, 3/15/2011 (c)	50,000	34,500
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (c)	50,000	36,000

Total Preferred Securities (Cost $327,921)		292,504
	Shares	Value ($)

Securities Lending Collateral 25.2%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $85,889,263)	85,889,263	85,889,263
Cash Equivalents 19.1%
Cash Management QP Trust, 0.18% (d) (Cost $64,987,281)	64,987,281	64,987,281
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $475,039,896) †	142.4	485,166,709
Other Assets and Liabilities, Net	(42.4)	(144,536,730)

Net Assets	100.0	340,629,979

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2009.

†

The cost for federal income tax purposes was $474,991,122. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $10,175,587. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,199,927 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,024,340.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $83,627,692 which is 24.6% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(f)
Corporate Bonds	$ —	$ 65,779,728	$ —	$ 65,779,728
Mortgage-Backed Securities Pass-Throughs	—	125,767,438	—	125,767,438
Asset-Backed	—	1,540,525	—	1,540,525
Commercial Mortgage-Backed Securities	—	11,036,493	—	11,036,493
Government & Agency Obligations	—	129,430,611	—	129,430,611
Municipal Bonds and Notes	—	442,866	—	442,866
Preferred Securities	—	292,504	—	292,504
Short-Term Investments(f)	85,889,263	64,987,281	—	150,876,544
Total	$ 85,889,263	$ 399,277,446	$ —	$ 485,166,709
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009